UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

Deutsche Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/28/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2015 (Unaudited)

Deutsche Small Cap Value Fund
	Shares	Value ($)
Common Stocks 97.8%
Consumer Discretionary 9.5%
Auto Components 1.5%
Tenneco, Inc.*	255,004	14,851,433
Diversified Consumer Services 1.2%
Ascent Capital Group, Inc. "A"*	270,768	11,905,669
Hotels, Restaurants & Leisure 2.4%
Denny's Corp.*	983,655	11,321,869
Popeyes Louisiana Kitchen, Inc.*	187,891	11,275,339

		22,597,208
Leisure Products 1.4%
Performance Sports Group Ltd.*	376,246	7,291,648
Smith & Wesson Holding Corp.*	466,672	6,314,072

		13,605,720
Specialty Retail 3.0%
CST Brands, Inc.	511,123	21,278,050
Genesco, Inc.*	98,337	7,220,886

		28,498,936
Consumer Staples 0.8%
Food Products
Snyder's-Lance, Inc.	251,764	7,766,920
Energy 2.6%
Energy Equipment & Services 1.7%
Superior Energy Services, Inc.	388,168	8,687,200
TETRA Technologies, Inc.*	1,353,099	8,078,001

		16,765,201
Oil, Gas & Consumable Fuels 0.9%
Goodrich Petroleum Corp.*	686,174	3,074,059
Matador Resources Co.*	252,109	5,460,681

		8,534,740
Financials 22.6%
Banks 10.4%
Capital Bank Financial Corp. "A"*	432,564	11,484,574
Eagle Bancorp., Inc.*	394,205	14,644,716
Great Western Bancorp., Inc.	228,444	5,254,212
MB Financial, Inc.	407,242	12,701,878
OFG Bancorp.	830,138	14,485,908
State Bank Financial Corp.	766,419	15,634,948
Sterling Bancorp.	1,381,931	18,960,093
Talmer Bancorp., Inc. "A"	514,523	7,270,210

		100,436,539
Capital Markets 1.0%
Safeguard Scientifics, Inc.*	528,016	9,720,774
Insurance 7.4%
Argo Group International Holdings Ltd.	195,207	9,352,372
CNO Financial Group, Inc.	1,500,582	24,399,463
Employers Holdings, Inc.	433,171	10,218,504
Platinum Underwriters Holdings Ltd.	172,274	13,153,120
ProAssurance Corp.	318,867	14,345,827

		71,469,286
Real Estate Investment Trusts 0.8%
Pebblebrook Hotel Trust (REIT)	156,588	7,607,045
Thrifts & Mortgage Finance 3.0%
Capitol Federal Financial, Inc.	792,873	9,839,554
Walker & Dunlop, Inc.*	1,214,504	19,468,499

		29,308,053
Health Care 8.1%
Health Care Equipment & Supplies 1.5%
Invacare Corp.	780,085	14,798,212
Health Care Providers & Services 5.4%
HealthSouth Corp.	851,839	37,020,923
PharMerica Corp.*	198,490	4,962,250
U.S. Physical Therapy, Inc.	231,116	9,797,007

		51,780,180
Health Care Technology 1.2%
MedAssets, Inc.*	596,441	11,457,632
Industrials 25.7%
Aerospace & Defense 2.0%
Curtiss-Wright Corp.	139,032	10,090,943
HEICO Corp. "A"	205,477	9,377,970

		19,468,913
Air Freight & Logistics 2.6%
Forward Air Corp.	284,370	15,213,795
Hub Group, Inc. "A"*	243,787	9,841,681

		25,055,476
Building Products 1.8%
Quanex Building Products Corp.	907,249	17,773,008
Commercial Services & Supplies 5.3%
Covanta Holding Corp.	468,090	10,143,510
G&K Services, Inc. "A"	200,996	14,469,702
SP Plus Corp.*	430,621	9,736,341
The Brink's Co.	347,804	9,787,205
United Stationers, Inc.	167,716	6,774,049

		50,910,807
Construction & Engineering 1.5%
MYR Group, Inc.*	503,417	13,914,446
Primoris Services Corp.	50,248	1,037,621

		14,952,067
Electrical Equipment 0.8%
Powell Industries, Inc.	234,996	7,928,765
Machinery 7.7%
Harsco Corp.	1,213,626	20,012,693
Hillenbrand, Inc.	327,792	10,391,006
ITT Corp.	466,899	19,175,542
Lydall, Inc.*	429,703	13,690,337
NN, Inc.	391,325	10,843,616

		74,113,194
Professional Services 2.4%
FTI Consulting, Inc.*	253,535	9,347,836
ICF International, Inc.*	327,817	13,735,532

		23,083,368
Road & Rail 1.6%
Celadon Group, Inc.	578,138	15,176,123
Information Technology 21.0%
Communications Equipment 0.5%
Plantronics, Inc.	96,628	4,873,916
Electronic Equipment, Instruments & Components 12.4%
Belden, Inc.	325,412	28,890,077
CTS Corp.	580,045	10,127,586
Electro Scientific Industries, Inc.	978,023	6,758,139
GSI Group, Inc.*	1,001,086	13,164,281
Rogers Corp.*	291,277	22,801,164
ScanSource, Inc.*	390,000	14,180,400
Zebra Technologies Corp. "A"*	268,783	24,472,692

		120,394,339
IT Services 3.0%
Convergys Corp.	531,491	11,878,824
NeuStar, Inc. "A"*	634,422	16,824,871

		28,703,695
Software 5.1%
ACI Worldwide, Inc.*	482,225	9,572,166
Verint Systems, Inc.*	655,694	39,915,373

		49,487,539
Materials 7.4%
Chemicals 4.9%
A. Schulman, Inc.	408,972	17,414,028
H.B. Fuller Co.	425,250	19,008,675
Minerals Technologies, Inc.	146,819	10,751,555

		47,174,258
Metals & Mining 2.5%
Materion Corp.	675,489	24,736,407
Utilities 0.1%
Electric Utilities 0.1%
ALLETE, Inc.	8,297	455,008
Multi-Utilities 0.0%
NorthWestern Corp.	8,276	448,476

Total Common Stocks (Cost $820,998,449)		945,838,907
Cash Equivalents 2.4%
Central Cash Management Fund, 0.06% (a) (Cost $23,306,183)	23,306,183	23,306,183

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $844,304,632) †	100.2	969,145,090
Other Assets and Liabilities, Net	(0.2)	(2,030,113)

Net Assets	100.0	967,114,977

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $846,007,532.  At February 28, 2015, net unrealized appreciation for all securities based on tax cost was $123,137,558.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $188,764,668 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $65,627,110.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(b)	$945,838,907	$—	$—	$945,838,907
Short-Term Investments	23,306,183	—	—	23,306,183
Total	$969,145,090	$—	$—	$969,145,090

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Value Fund, a series of Deutsche Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2015